Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Taxes calculated at federal rate	$ (631,627)	$ (247,062)
State income tax, net of federal benefit	(35,215)	(36,800)
Change in Valuation Allowance	712,113	283,862
Prior period adjustment	(88,626)
Permenant items	43,355
Provision (benefit) for taxes
Taxes calculated at federal rate	21.00%	35.00%
State income tax, net of federal benefit	1.20%	5.50%
Change in valuation allowance	(23.70%)	(40.50%)
Prior period adjustment	2.90%	0.00%
Permenant items	(1.40%)	0.00%
Provision (benefit) for taxes